UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

This annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class	$94	0.87%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks produced solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as Atmus Filtration Technologies, which designs and makes emission-reducing filtration products for commercial vehicles—contributed the most to relative performance. Stock choices among consumer discretionary and information technology companies also made a considerable contribution to relative results.

  On the other hand, our stock selection in the real estate sector—such as real estate investment trusts Hudson Pacific Properties and Rexford Industrial Realty—detracted modestly from relative results. Our overweight allocation to the health care sector also detracted from performance.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,670	10,627	10,796
6/30/16	11,060	10,907	11,182
9/30/16	11,670	11,387	11,915
12/31/16	12,540	11,866	12,645
3/31/17	13,004	12,547	13,120
6/30/17	13,226	12,926	13,400
9/30/17	13,760	13,517	14,036
12/31/17	14,538	14,373	14,771
3/31/18	14,467	14,281	14,735
6/30/18	15,016	14,836	15,577
9/30/18	15,727	15,893	16,308
12/31/18	12,955	13,620	13,293
3/31/19	14,925	15,533	15,396
6/30/19	15,619	16,169	15,852
9/30/19	15,640	16,357	15,649
12/31/19	16,866	17,845	16,984
3/31/20	12,241	14,115	11,936
6/30/20	14,779	17,224	15,107
9/30/20	15,461	18,810	15,996
12/31/20	18,837	21,572	20,380
3/31/21	20,646	22,941	22,608
6/30/21	21,323	24,832	23,838
9/30/21	21,408	24,806	23,199
12/31/21	22,956	27,108	24,086
3/31/22	21,614	25,677	22,685
6/30/22	18,706	21,388	18,833
9/30/22	18,180	20,434	18,302
12/31/22	19,949	21,901	19,661
3/31/23	20,699	23,474	20,328
6/30/23	22,062	25,442	21,390
9/30/23	21,426	24,615	20,367
12/31/23	24,259	27,586	23,087
3/31/24	27,058	30,350	24,685
6/30/24	26,223	31,326	23,629
9/30/24	28,375	33,277	25,697
12/31/24	28,238	34,154	25,856

202501-4140694, 202502-4108727

F202-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (Investor Class)	16.40%	10.86%	12.45%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 2500 Index (Strategy Benchmark)	12.00	8.77	11.34

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$738,610
  Number of Portfolio Holdings339
  Investment Advisory Fees Paid (000s)$3,614
  Portfolio Turnover Rate52.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	20.2%
Financials	17.4
Information Technology	15.1
Health Care	14.8
Consumer Discretionary	11.4
Real Estate	5.0
Energy	4.7
Materials	4.4
Consumer Staples	2.5
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Webster Financial	0.8%
Tapestry	0.8
TechnipFMC	0.8
GoDaddy	0.8
RPM International	0.8
Payoneer Global	0.8
Corpay	0.7
Descartes Systems Group	0.7
Popular	0.7
Mr. Cooper Group	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

This annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class	$123	1.14%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks produced solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as Atmus Filtration Technologies, which designs and makes emission-reducing filtration products for commercial vehicles—contributed the most to relative performance. Stock choices among consumer discretionary and information technology companies also made a considerable contribution to relative results.

  On the other hand, our stock selection in the real estate sector—such as real estate investment trusts Hudson Pacific Properties and Rexford Industrial Realty—detracted modestly from relative results. Our overweight allocation to the health care sector also detracted from performance.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,660	10,627	10,796
6/30/16	11,030	10,907	11,182
9/30/16	11,640	11,387	11,915
12/31/16	12,500	11,866	12,645
3/31/17	12,952	12,547	13,120
6/30/17	13,163	12,926	13,400
9/30/17	13,686	13,517	14,036
12/31/17	14,451	14,373	14,771
3/31/18	14,370	14,281	14,735
6/30/18	14,896	14,836	15,577
9/30/18	15,593	15,893	16,308
12/31/18	12,838	13,620	13,293
3/31/19	14,781	15,533	15,396
6/30/19	15,459	16,169	15,852
9/30/19	15,469	16,357	15,649
12/31/19	16,665	17,845	16,984
3/31/20	12,089	14,115	11,936
6/30/20	14,589	17,224	15,107
9/30/20	15,253	18,810	15,996
12/31/20	18,561	21,572	20,380
3/31/21	20,324	22,941	22,608
6/30/21	20,982	24,832	23,838
9/30/21	21,055	24,806	23,199
12/31/21	22,569	27,108	24,086
3/31/22	21,228	25,677	22,685
6/30/22	18,367	21,388	18,833
9/30/22	17,840	20,434	18,302
12/31/22	19,544	21,901	19,661
3/31/23	20,269	23,474	20,328
6/30/23	21,596	25,442	21,390
9/30/23	20,949	24,615	20,367
12/31/23	23,713	27,586	23,087
3/31/24	26,423	30,350	24,685
6/30/24	25,596	31,326	23,629
9/30/24	27,686	33,277	25,697
12/31/24	27,522	34,154	25,856

202501-4140694, 202502-4108727

F220-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (Advisor Class)	16.06%	10.55%	12.13%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 2500 Index (Strategy Benchmark)	12.00	8.77	11.34

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$738,610
  Number of Portfolio Holdings339
  Investment Advisory Fees Paid (000s)$3,614
  Portfolio Turnover Rate52.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	20.2%
Financials	17.4
Information Technology	15.1
Health Care	14.8
Consumer Discretionary	11.4
Real Estate	5.0
Energy	4.7
Materials	4.4
Consumer Staples	2.5
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Webster Financial	0.8%
Tapestry	0.8
TechnipFMC	0.8
GoDaddy	0.8
RPM International	0.8
Payoneer Global	0.8
Corpay	0.7
Descartes Systems Group	0.7
Popular	0.7
Mr. Cooper Group	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

This annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	$74	0.68%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks produced solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as Atmus Filtration Technologies, which designs and makes emission-reducing filtration products for commercial vehicles—contributed the most to relative performance. Stock choices among consumer discretionary and information technology companies also made a considerable contribution to relative results.

  On the other hand, our stock selection in the real estate sector—such as real estate investment trusts Hudson Pacific Properties and Rexford Industrial Realty—detracted modestly from relative results. Our overweight allocation to the health care sector also detracted from performance.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
3/31/16	533,500	531,373	539,793
6/30/16	553,000	545,350	559,078
9/30/16	583,500	569,334	595,769
12/31/16	627,504	593,299	632,254
3/31/17	650,708	627,374	656,005
6/30/17	662,310	646,292	670,007
9/30/17	689,044	675,837	701,775
12/31/17	728,525	718,667	738,541
3/31/18	725,470	714,035	736,774
6/30/18	752,962	741,802	778,835
9/30/18	789,108	794,648	815,412
12/31/18	650,170	680,996	664,671
3/31/19	749,516	776,631	769,806
6/30/19	784,885	808,434	792,599
9/30/19	786,445	817,833	782,436
12/31/19	848,012	892,234	849,224
3/31/20	615,731	705,760	596,819
6/30/20	744,249	861,221	755,363
9/30/20	779,012	940,518	799,798
12/31/20	949,089	1,078,602	1,019,012
3/31/21	1,040,440	1,147,060	1,130,379
6/30/21	1,075,493	1,241,575	1,191,896
9/30/21	1,080,273	1,240,312	1,159,933
12/31/21	1,159,191	1,355,383	1,204,290
3/31/22	1,091,702	1,283,840	1,134,237
6/30/22	945,386	1,069,424	941,632
9/30/22	919,470	1,021,678	915,100
12/31/22	1,008,569	1,095,055	983,071
3/31/23	1,046,964	1,173,684	1,016,400
6/30/23	1,116,876	1,272,118	1,069,507
9/30/23	1,084,785	1,230,726	1,018,362
12/31/23	1,229,157	1,379,297	1,154,354
3/31/24	1,371,143	1,517,494	1,234,230
6/30/24	1,330,151	1,566,296	1,181,471
9/30/24	1,440,056	1,663,863	1,284,834
12/31/24	1,433,276	1,707,677	1,292,819

202501-4140694, 202502-4108727

F571-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (I Class)	16.61%	11.07%	12.65%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 2500 Index (Strategy Benchmark)	12.00	8.77	11.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$738,610
  Number of Portfolio Holdings339
  Investment Advisory Fees Paid (000s)$3,614
  Portfolio Turnover Rate52.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	20.2%
Financials	17.4
Information Technology	15.1
Health Care	14.8
Consumer Discretionary	11.4
Real Estate	5.0
Energy	4.7
Materials	4.4
Consumer Staples	2.5
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Webster Financial	0.8%
Tapestry	0.8
TechnipFMC	0.8
GoDaddy	0.8
RPM International	0.8
Payoneer Global	0.8
Corpay	0.7
Descartes Systems Group	0.7
Popular	0.7
Mr. Cooper Group	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
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T. ROWE PRICE
TQSMX Integrated U.S. Small-
Mid Cap Core Equity
Fund
TQSAX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
Advisor Class
TQSIX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 20.63 $ 17.56 $ 21.39 $ 17.81 $ 16.08
Investment activities
Net investment income
(1)(2)
0.15 0.13 0.11 0.02 0.13
Net realized and unrealized
gain/loss 3.31 3.64 (2.87) 3.86 1.75
Total from investment
activities 3.46 3.77 (2.76) 3.88 1.88
Distributions
Net investment income (0.14) (0.11) (0.09) (0.06) (0.06)
Net realized gain (1.33) (0.59) (0.98) (0.24) (0.09)
Total distributions (1.47) (0.70) (1.07) (0.30) (0.15)
NET ASSET VALUE
End of period $ 22.62 $ 20.63 $ 17.56 $ 21.39 $ 17.81
Ratios/Supplemental Data
Total return
(2)(3)
16.40% 21.61% (13.10)% 21.86% 11.69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.90% 0.96% 1.02% 0.98% 1.07%
Net expenses after waivers/
payments by Price Associates 0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income 0.64% 0.68% 0.57% 0.11% 0.85%
Portfolio turnover rate 52.6% 57.1% 50.2% 14.5% 31.1%
Net assets, end of period (in
thousands) $290,439 $178,603 $125,701 $177,412 $107,343
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 20.65 $ 17.52 $ 21.38 $ 17.79 $ 16.06
Investment activities
Net investment income
(loss)
(1)(2)
0.08 0.07 0.06 (0.03) 0.07
Net realized and unrealized
gain/loss 3.31 3.65 (2.89) 3.86 1.76
Total from investment
activities 3.39 3.72 (2.83) 3.83 1.83
Distributions
Net investment income (0.09) — (0.05) — (0.01)
Net realized gain (1.33) (0.59) (0.98) (0.24) (0.09)
Total distributions (1.42) (0.59) (1.03) (0.24) (0.10)
NET ASSET VALUE
End of period $ 22.62 $ 20.65 $ 17.52 $ 21.38 $ 17.79
Ratios/Supplemental Data
Total return
(2)(3)
16.06% 21.33% (13.40)% 21.59% 11.38%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.41% 1.28% 1.36% 1.49% 1.58%
Net expenses after waivers/
payments by Price Associates 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income (loss) 0.34% 0.39% 0.31% (0.14)% 0.45%
Portfolio turnover rate 52.6% 57.1% 50.2% 14.5% 31.1%
Net assets, end of period (in
thousands) $826 $374 $355 $496 $689
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 20.69 $ 17.60 $ 21.47 $ 17.87 $ 16.10
Investment activities
Net investment income
(1)(2)
0.19 0.17 0.15 0.07 0.18
Net realized and unrealized
gain/loss 3.32 3.66 (2.90) 3.87 1.74
Total from investment
activities 3.51 3.83 (2.75) 3.94 1.92
Distributions
Net investment income (0.17) (0.15) (0.14) (0.10) (0.06)
Net realized gain (1.33) (0.59) (0.98) (0.24) (0.09)
Total distributions (1.50) (0.74) (1.12) (0.34) (0.15)
NET ASSET VALUE
End of period $ 22.70 $ 20.69 $ 17.60 $ 21.47 $ 17.87
Ratios/Supplemental Data
Total return
(2)(3)
16.61% 21.87% (12.99)% 22.14% 11.92%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.71% 0.74% 0.77% 0.80% 0.89%
Net expenses after
waivers/payments by Price
Associates 0.68% 0.69% 0.68% 0.68% 0.68%
Net investment income 0.83% 0.87% 0.82% 0.34% 1.23%
Portfolio turnover rate 52.6% 57.1% 50.2% 14.5% 31.1%
Net assets, end of period (in
thousands) $447,345 $277,599 $185,340 $74,737 $39,674
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  1.3%
Diversified Telecommunication Services  0.1%
GCI Liberty, Class A, EC (1)(2) 7,281 —
Iridium Communications  38,043 1,104
1,104
Entertainment  0.1%
Playtika Holding  102,448 711
711
Media  0.8%
Gambling.com Group (1) 49,472 697
Liberty Broadband, Class C (1) 17,206 1,286
Nexstar Media Group  13,958 2,205
Stagwell (1) 297,586 1,958
6,146
Wireless Telecommunication Services  0.3%
Millicom International Cellular (1)(3) 79,857 1,997
1,997
Total Communication Services 9,958
CONSUMER DISCRETIONARY  11.4%
Automobile Components  0.5%
Autoliv  15,754 1,478
Phinia  50,292 2,422
3,900
Broadline Retail  0.2%
Global-e Online (1) 28,170 1,536
1,536
Diversified Consumer Services  2.8%
Carriage Services  65,687 2,618
Duolingo (1) 7,607 2,466
Frontdoor (1) 49,745 2,719
Grand Canyon Education (1) 9,396 1,539
H&R Block  46,214 2,442
Perdoceo Education  61,569 1,630
Service Corp. International  44,121 3,522
Stride (1)(3) 38,033 3,953
20,889
Hotels, Restaurants & Leisure  2.7%
Boyd Gaming  39,674 2,878

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Domino's Pizza  5,098 2,140
Monarch Casino & Resort  27,806 2,194
Norwegian Cruise Line Holdings (1) 71,068 1,829
Rush Street Interactive (1) 101,484 1,392
Texas Roadhouse  19,117 3,449
Travel + Leisure  46,489 2,345
Wingstop  6,875 1,954
Wynn Resorts  24,060 2,073
20,254
Household Durables  1.1%
KB Home  16,690 1,097
PulteGroup  24,937 2,715
Toll Brothers  33,709 4,246
8,058
Leisure Products  0.1%
BRP (3) 13,840 704
704
Specialty Retail  1.7%
Bath & Body Works  111,645 4,329
Burlington Stores (1) 14,808 4,221
Carvana (1) 11,015 2,240
Murphy USA  1,651 828
Upbound Group  21,462 626
12,244
Textiles, Apparel & Luxury Goods  2.3%
Crocs (1) 17,629 1,931
Deckers Outdoor (1) 4,557 926
Kontoor Brands  30,971 2,645
PVH  26,407 2,793
Ralph Lauren  11,167 2,579
Tapestry  90,174 5,891
16,765
Total Consumer Discretionary 84,350
CONSUMER STAPLES  2.5%
Beverages  0.4%
Coca-Cola Consolidated  2,286 2,880
2,880
Consumer Staples Distribution & Retail  0.3%
Andersons  15,399 624

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PriceSmart  14,990 1,382
2,006
Food Products  1.1%
Cal-Maine Foods  10,853 1,117
Dole  155,842 2,110
Ingredion  19,117 2,630
Nomad Foods  98,165 1,647
Post Holdings (1) 8,507 974
8,478
Household Products  0.3%
Central Garden & Pet, Class A (1) 61,034 2,017
2,017
Tobacco  0.4%
Turning Point Brands  46,285 2,782
2,782
Total Consumer Staples 18,163
ENERGY  4.7%
Energy Equipment & Services  2.1%
Expro Group Holdings (1) 95,921 1,196
Liberty Energy  87,206 1,735
Noble  18,319 575
Oil States International (1) 210,880 1,067
Patterson-UTI Energy  320,969 2,651
Select Water Solutions  108,381 1,435
TechnipFMC  196,646 5,691
Weatherford International  15,114 1,083
15,433
Oil, Gas & Consumable Fuels  2.6%
Expand Energy  32,474 3,233
Gulfport Energy (1) 11,924 2,196
Permian Resources  239,036 3,437
Range Resources  88,099 3,170
Scorpio Tankers  52,254 2,596
Texas Pacific Land  2,064 2,283
World Kinect (3) 76,067 2,093
19,008
Total Energy 34,441
FINANCIALS  17.4%
Banks  5.8%
Amalgamated Financial  73,263 2,452

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Columbia Banking System  141,093 3,811
CrossFirst Bankshares (1) 89,194 1,351
East West Bancorp  24,945 2,389
First BanCorp Puerto Rico  174,138 3,237
Hanmi Financial  42,759 1,010
Huntington Bancshares  168,456 2,741
Independent Bank  44,686 1,556
Metropolitan Bank Holding (1) 34,741 2,029
OceanFirst Financial  104,447 1,891
OFG Bancorp  29,506 1,249
Popular  56,201 5,286
Preferred Bank  19,246 1,662
UMB Financial  6,222 702
Webster Financial  109,116 6,025
Western Alliance Bancorp  61,056 5,101
42,492
Capital Markets  2.2%
Affiliated Managers Group  15,535 2,873
Donnelley Financial Solutions (1) 24,235 1,520
Lazard  16,245 836
Robinhood Markets, Class A (1) 58,465 2,178
StepStone Group, Class A  18,895 1,094
StoneX Group (1) 49,512 4,851
TPG  22,454 1,411
Virtus Investment Partners  7,279 1,606
16,369
Consumer Finance  0.2%
OneMain Holdings  28,372 1,479
1,479
Financial Services  5.6%
Banco Latinoamericano de Comercio Exterior, Class E  82,036 2,918
Corebridge Financial  128,237 3,838
Corpay (1) 15,864 5,369
Equitable Holdings  73,944 3,488
Essent Group  42,006 2,287
Euronet Worldwide (1) 23,174 2,383
International Money Express (1) 62,620 1,304
Mr. Cooper Group (1) 54,953 5,276
Payoneer Global (1) 554,953 5,572
Remitly Global (1) 29,010 655
Voya Financial  56,484 3,888

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Union  402,676 4,268
41,246
Insurance  2.8%
American Financial Group  14,191 1,943
Axis Capital Holdings  49,704 4,405
Bowhead Specialty Holdings (1) 6,523 232
Everest Group  6,716 2,434
James River Group Holdings  107,960 526
Old Republic International  74,187 2,685
Reinsurance Group of America  10,414 2,225
RenaissanceRe Holdings  15,859 3,946
Skyward Specialty Insurance Group (1) 38,101 1,925
20,321
Mortgage Real Estate Investment Trusts  0.8%
Annaly Capital Management, REIT  198,444 3,632
Rithm Capital, REIT  206,304 2,234
5,866
Total Financials 127,773
HEALTH CARE  14.8%
Biotechnology  6.5%
ACADIA Pharmaceuticals (1) 29,050 533
Akero Therapeutics (1) 31,685 882
Alkermes (1) 46,968 1,351
Argenx, ADR (1) 2,575 1,584
Ascendis Pharma, ADR (1) 6,929 954
Avidity Biosciences (1) 49,199 1,431
Beam Therapeutics (1) 35,008 868
Biohaven (1) 30,160 1,126
Blueprint Medicines (1) 20,182 1,760
Bridgebio Pharma (1) 17,105 469
Celldex Therapeutics (1) 29,111 736
Crinetics Pharmaceuticals (1) 29,611 1,514
Cytokinetics (1) 22,972 1,081
Denali Therapeutics (1) 17,509 357
Disc Medicine (1) 15,591 988
Dyne Therapeutics (1) 13,373 315
Exact Sciences (1) 57,988 3,258
Halozyme Therapeutics (1) 15,476 740
Ideaya Biosciences (1) 31,641 813
Insmed (1) 33,257 2,296
Ionis Pharmaceuticals (1) 33,894 1,185
Kymera Therapeutics (1) 34,285 1,379

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Madrigal Pharmaceuticals (1) 4,216 1,301
Mirum Pharmaceuticals (1) 10,207 422
MoonLake Immunotherapeutics (1) 14,869 805
Natera (1) 27,569 4,364
Neurocrine Biosciences (1) 17,102 2,334
Nurix Therapeutics (1) 39,065 736
Nuvalent, Class A (1) 5,382 421
Praxis Precision Medicines (1) 8,467 652
Prothena (1) 22,369 310
Replimune Group (1) 102,495 1,241
REVOLUTION Medicines (1) 14,712 644
Rhythm Pharmaceuticals (1) 6,777 379
Rocket Pharmaceuticals (1) 23,133 291
Sarepta Therapeutics (1) 7,564 920
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(4) 2,403 86
Scholar Rock Holding (1) 42,504 1,837
Soleno Therapeutics (1) 10,541 474
SpringWorks Therapeutics (1) 9,024 326
Ultragenyx Pharmaceutical (1) 23,766 1,000
Vaxcyte (1) 22,760 1,863
Vera Therapeutics (1) 23,241 983
Xencor (1) 39,036 897
47,906
Health Care Equipment & Supplies  2.1%
Hologic (1) 48,701 3,511
Merit Medical Systems (1) 21,672 2,096
Penumbra (1) 10,277 2,441
STERIS  6,372 1,310
Teleflex  19,930 3,547
UFP Technologies (1) 9,286 2,270
15,175
Health Care Providers & Services  2.7%
Concentra Group Holdings Parent  60,080 1,188
DaVita (1) 5,219 781
Encompass Health  49,974 4,615
Molina Healthcare (1) 4,111 1,197
Option Care Health (1) 79,433 1,843
Quest Diagnostics  23,738 3,581
Select Medical Holdings  113,975 2,148
Tenet Healthcare (1) 38,642 4,878
20,231

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.5%
Doximity, Class A (1) 36,727 1,961
Evolent Health, Class A (1) 64,878 730
GoodRx Holdings, Class A (1)(3) 236,518 1,099
3,790
Life Sciences Tools & Services  1.7%
Bio-Techne  21,130 1,522
ICON (1) 16,183 3,394
Medpace Holdings (1) 3,568 1,186
Repligen (1) 13,681 1,969
Revvity  40,115 4,477
12,548
Pharmaceuticals  1.3%
Arvinas (1) 32,399 621
Elanco Animal Health (1) 173,289 2,099
Intra-Cellular Therapies (1) 6,769 565
Perrigo  27,935 718
Pliant Therapeutics (1) 31,168 411
Prestige Consumer Healthcare (1) 22,555 1,761
Viatris  254,960 3,174
9,349
Total Health Care 108,999
INDUSTRIALS & BUSINESS SERVICES  20.2%
Aerospace & Defense  2.1%
Curtiss-Wright  10,435 3,703
Hexcel  30,819 1,932
Howmet Aerospace  17,731 1,939
Loar Holdings (1) 5,843 432
Standardaero (1) 24,996 619
Textron  58,995 4,512
V2X (1) 45,172 2,161
15,298
Building Products  1.2%
AZEK (1) 49,321 2,341
Carlisle  2,842 1,048
CSW Industrials  1,822 643
Owens Corning  17,918 3,052
UFP Industries  15,672 1,766
8,850
Commercial Services & Supplies  1.1%
Aris Water Solutions, Class A  63,947 1,532

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Brady, Class A  26,317 1,943
Brink's  29,262 2,715
CoreCivic (1) 56,453 1,227
GEO Group (1) 34,826 974
8,391
Construction & Engineering  3.2%
AECOM  32,178 3,437
API Group (1) 110,950 3,991
Argan  21,686 2,972
EMCOR Group  10,019 4,548
Primoris Services  36,416 2,782
Sterling Infrastructure (1) 10,841 1,826
Tutor Perini (1) 83,974 2,032
WillScot Holdings (1) 65,252 2,183
23,771
Electrical Equipment  1.2%
Acuity Brands  9,011 2,632
EnerSys  20,347 1,881
Hubbell  4,660 1,952
Sensata Technologies Holding  99,460 2,725
9,190
Ground Transportation  1.4%
JB Hunt Transport Services  17,557 2,996
Landstar System  6,279 1,079
Saia (1) 5,311 2,421
TFI International  29,196 3,944
10,440
Machinery  4.8%
AGCO  37,789 3,532
Alamo Group  9,333 1,735
Atmus Filtration Technologies  131,548 5,154
Blue Bird (1)(3) 45,608 1,762
Esab  35,879 4,303
Hillman Solutions (1) 141,196 1,375
IDEX  5,139 1,075
Mueller Industries  35,652 2,829
Mueller Water Products, Class A  91,802 2,066
RBC Bearings (1) 7,263 2,173
Stanley Black & Decker  44,670 3,587
Timken  23,996 1,713
Toro  49,289 3,948
35,252

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Marine Transportation  0.3%
Kirby (1) 22,849 2,417
2,417
Professional Services  3.1%
Barrett Business Services  58,186 2,527
Booz Allen Hamilton Holding  19,997 2,574
Genpact  38,043 1,634
Korn Ferry  36,228 2,443
Leidos Holdings  25,550 3,681
SS&C Technologies Holdings  66,248 5,020
Upwork (1) 156,620 2,561
Verra Mobility (1) 93,705 2,266
22,706
Trading Companies & Distributors  1.8%
Applied Industrial Technologies  13,129 3,144
Beacon Roofing Supply (1) 12,936 1,314
BlueLinx Holdings (1) 12,492 1,276
Boise Cascade  16,113 1,915
Karat Packaging  62,851 1,902
SiteOne Landscape Supply (1) 14,586 1,922
WESCO International  11,460 2,074
13,547
Total Industrials & Business Services 149,862
INFORMATION TECHNOLOGY  15.1%
Communications Equipment  0.3%
Ciena (1) 23,567 1,999
1,999
Electronic Equipment, Instruments & Components  3.4%
Belden  44,586 5,021
ePlus (1) 30,294 2,238
Fabrinet (1) 10,630 2,337
Flex (1) 44,981 1,727
Jabil  24,002 3,454
TD SYNNEX  13,756 1,613
Teledyne Technologies (1) 9,771 4,535
Zebra Technologies, Class A (1) 11,814 4,563
25,488
IT Services  1.5%
Amdocs  22,060 1,878
ASGN (1) 15,268 1,273
Globant (1) 11,692 2,507

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
GoDaddy, Class A (1) 28,540 5,633
11,291
Semiconductors & Semiconductor Equipment  2.3%
Amkor Technology  68,622 1,763
Cirrus Logic (1) 11,556 1,151
Entegris  26,298 2,605
MKS Instruments  50,097 5,229
Penguin Solutions (1) 53,499 1,027
Rambus (1) 75,477 3,990
Ultra Clean Holdings (1) 44,031 1,583
17,348
Software  7.6%
A10 Networks  131,660 2,422
ACI Worldwide (1) 55,249 2,868
Alarm.com Holdings (1) 34,086 2,072
Blackbaud (1) 27,876 2,061
Box, Class A (1) 40,198 1,270
Braze, Class A (1) 39,257 1,644
CCC Intelligent Solutions Holdings (1) 278,028 3,261
Commvault Systems (1) 13,310 2,009
Descartes Systems Group (1) 46,665 5,301
DocuSign (1) 39,538 3,556
Dolby Laboratories, Class A  15,730 1,228
Dynatrace (1) 75,862 4,123
Gen Digital  120,119 3,289
Manhattan Associates (1) 10,064 2,720
Monday.com (1) 6,140 1,446
Nutanix, Class A (1) 85,237 5,215
Pegasystems  8,274 771
PTC (1) 23,546 4,329
Q2 Holdings (1) 5,775 581
Red Violet (1) 23,497 851
Samsara, Class A (1) 30,111 1,316
Sapiens International  49,310 1,325
ServiceTitan, Class A (1) 3,197 329
SolarWinds  145,209 2,069
56,056
Total Information Technology 112,182
MATERIALS  4.4%
Chemicals  2.0%
Avient  36,039 1,473
Axalta Coating Systems (1) 74,062 2,534

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CF Industries Holdings  16,491 1,407
Minerals Technologies  28,837 2,198
Mosaic  66,901 1,644
RPM International  45,532 5,603
14,859
Containers & Packaging  0.5%
International Paper  64,382 3,465
3,465
Metals & Mining  1.4%
Alamos Gold, Class A  50,261 927
Champion Iron (CAD)  241,300 870
MP Materials (1) 65,202 1,017
Reliance  13,471 3,627
Steel Dynamics  25,303 2,886
Warrior Met Coal  21,444 1,163
10,490
Paper & Forest Products  0.5%
Louisiana-Pacific  36,049 3,733
3,733
Total Materials 32,547
REAL ESTATE  5.0%
Diversified Real Estate Investment Trusts  0.1%
Armada Hoffler Properties, REIT  87,091 891
891
Health Care Real Estate Investment Trusts  0.1%
Global Medical REIT, REIT  114,421 883
883
Hotel & Resort Real Estate Investment Trusts  0.7%
Braemar Hotels & Resorts, REIT  206,276 619
DiamondRock Hospitality, REIT  142,893 1,290
Host Hotels & Resorts, REIT  91,247 1,599
Park Hotels & Resorts, REIT  100,329 1,411
4,919
Industrial Real Estate Investment Trusts  0.4%
Rexford Industrial Realty, REIT  85,519 3,306
3,306
Office Real Estate Investment Trusts  0.6%
Hudson Pacific Properties, REIT (3) 217,859 660
Vornado Realty Trust, REIT  84,672 3,560
4,220

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  24,691 924
Essex Property Trust, REIT  7,518 2,146
Sun Communities, REIT  20,573 2,530
5,600
Retail Real Estate Investment Trusts  0.9%
Brixmor Property Group, REIT  100,626 2,801
Kimco Realty, REIT  51,607 1,209
Regency Centers, REIT  20,877 1,544
Saul Centers, REIT  22,598 877
6,431
Specialized Real Estate Investment Trusts  1.4%
CubeSmart, REIT  71,426 3,061
EPR Properties, REIT  15,113 669
Gaming & Leisure Properties, REIT  38,073 1,834
Lamar Advertising, Class A, REIT  38,627 4,702
10,266
Total Real Estate 36,516
UTILITIES  2.4%
Electric Utilities  1.1%
Evergy  71,916 4,426
NRG Energy  16,547 1,493
Portland General Electric  46,458 2,027
7,946
Gas Utilities  0.7%
National Fuel Gas  50,857 3,086
UGI  63,340 1,788
4,874
Independent Power & Renewable Electricity
Producers  0.1%
Clearway Energy, Class C  39,158 1,018
1,018
Multi-Utilities  0.5%
NiSource  40,346 1,483
Northwestern Energy Group  40,024 2,140
3,623
Total Utilities 17,461
Total Common Stocks (Cost $626,774) 732,252

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 4,755,966 4,756
Total Short-Term Investments (Cost $4,756) 4,756
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 1,499,633 1,500
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,500
Total Securities Lending Collateral (Cost $1,500) 1,500
Total Investments in Securities
100.0% of Net Assets
(Cost $633,030) $ 738,508
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $86 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 190++
Totals $ —# $ — $ 190+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 8,625  ¤  ¤ $ 6,256
Total $ 6,256^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $190 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,256.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $633,030) $ 738,508
Receivable for shares sold 2,096
Dividends receivable 763
Other assets 32
Total assets 741,399
Liabilities
Obligation to return securities lending collateral 1,500
Payable for shares redeemed 790
Investment management fees payable 403
Due to affiliates 25
Payable to directors 1
Other liabilities 70
Total liabilities 2,789
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 738,610

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 106,601
Paid-in capital applicable to 32,588,667 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 632,009
NET ASSETS $ 738,610
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $290,439; Shares outstanding: 12,842,419) $ 22.62
Advisor Class
(Net assets: $826; Shares outstanding: 36,500) $ 22.62
I Class
(Net assets: $447,345; Shares outstanding: 19,709,748) $ 22.70

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $44) $ 8,997
Securities lending 70
Other 1
Total income 9,068
Expenses
Investment management 3,799
Shareholder servicing
Investor Class $ 471
Advisor Class 3
I Class 61 535
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 32
Advisor Class 1
I Class 15 48
Custody and accounting 213
Registration 83
Legal and audit 30
Directors 2
Miscellaneous 22
Waived / paid by Price Associates (185)
Total expenses 4,549
Net investment income 4,519

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 47,527
Foreign currency transactions (1)
Net realized gain 47,526
Change in net unrealized gain / loss on securities 31,704
Net realized and unrealized gain / loss 79,230
INCREASE IN NET ASSETS FROM OPERATIONS $ 83,749

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,519 $ 2,909
Net realized gain 47,526 13,044
Change in net unrealized gain / loss 31,704 61,058
Increase in net assets from operations 83,749 77,011
Distributions to shareholders
Net earnings
Investor Class (17,573) (5,711)
Advisor Class (50) (11)
I Class (27,057) (9,515)
Decrease in net assets from distributions (44,680) (15,237)
Capital share transactions
*
Shares sold
Investor Class 179,535 64,113
Advisor Class 509 164
I Class 201,910 107,796
Distributions reinvested
Investor Class 16,966 5,402
Advisor Class 50 11
I Class 25,429 9,386
Shares redeemed
Investor Class (99,684) (39,929)
Advisor Class (137) (217)
I Class (81,613) (63,320)
Increase in net assets from capital share
transactions 242,965 83,406

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 282,034 145,180
Beginning of period 456,576 311,396
End of period $ 738,610 $ 456,576
*Share information (000s)
Shares sold
Investor Class 7,821 3,351
Advisor Class 22 9
I Class 8,787 5,692
Distributions reinvested
Investor Class 713 271
Advisor Class 2 1
I Class 1,065 469
Shares redeemed
Investor Class (4,351) (2,123)
Advisor Class (5) (12)
I Class (3,559) (3,275)
Increase in shares outstanding 10,495 4,383

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated U.S. Small-
Mid Cap Core Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Integrated U.S.
Small-Mid Cap Core Equity Fund (Investor Class), the Integrated U.S. Small-
Mid Cap Core Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Mid Cap Core Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $6,233,000 of net gain on $7,341,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 731,296 $ 956 $ — $ 732,252
Short-Term Investments 4,756 — — 4,756
Securities Lending Collateral 1,500 — — 1,500
Total $ 737,552 $ 956 $ — $ 738,508

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $1,271,000; the value of cash collateral and related investments was $1,500,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $522,204,000 and
$314,981,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 15,552 $ 2,830
Long-term capital gain 29,128 12,407
Total distributions $ 44,680 $ 15,237
($000s)
Cost of investments $ 633,843
Unrealized appreciation $ 134,751
Unrealized depreciation (30,086)
Net unrealized appreciation (depreciation) $ 104,665
($000s)
Undistributed long-term capital gain $ 3,040
Net unrealized appreciation (depreciation) 104,665
Loss carryforwards and deferrals (1,104)
Total distributable earnings (loss) $ 106,601

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $755,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $264,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, approximately 10% of the
I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.87% 1.14% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(77) $(2) $(106)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
and Shareholders of T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund (one of the funds constituting T. Rowe Price integrated
Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31,
2024, the related statement of operations for the year ended December 31,
2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$29,129,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $6,909,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $5,725,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $510,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F202-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025